STOCKHOLDERS' EQUITY (Details - ASSUMPTIONS)	12 Months Ended
Jun. 30, 2023 USD ($) $ / shares
Option life	5 years 3 months 18 days
Weighted average stock volatility	101.90%
Dividend yield | $	$ 0
Weighted average fair value of grants | $ / shares	$ 4.77
Minimum [Member]
Risk-free interest rate	3.00%
Maximum [Member]
Risk-free interest rate	7.00%